Summarized Financial Information (Detail) - Ctrip.com International, Ltd ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2016 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2016 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	[1]	$ 7,521,541		¥ 25,750,458		¥ 52,222,057
Non-current assets	[1]	12,002,909		23,500,517		83,336,195
Current liabilities	[1]	4,778,018		18,873,779		33,173,779
Non-current liabilities	[1]	4,483,339		17,492,002		31,127,826
Noncontrolling interests	[1]	529,773		1,063,306		¥ 3,678,212
Total revenues	[1]	2,540,935	¥ 17,641,715	10,484,967	¥ 7,280,123
Gross profit	[1]	1,824,656	12,668,586	7,072,995	4,962,670
Income (loss) from operations	[1]	(242,067)	(1,680,672)	(115,056)	433,052
Net income	[1]	(313,543)	(2,176,932)	2,052,526	625,520
Net income attributable to the investees	[1]	$ (288,102)	¥ (2,000,291)	¥ 2,207,503	¥ 728,644

[1]	The Company adopted one-quarter lag in reporting its share of equity income in Ctrip